Annual Total Returns - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund - Fidelity Real Estate High Income Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	2.84%
Annual Return 2016	2.52%
Annual Return 2017	5.79%
Annual Return 2018	2.88%
Annual Return 2019	9.52%
Annual Return 2020	(5.43%)
Annual Return 2021	8.12%
Annual Return 2022	(9.34%)
Annual Return 2023	0.59%
Annual Return 2024	12.92%